Significant Accounting Policies - Recently adopted accounting pronouncements (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)
Recently issued accounting pronouncements
Accumulated deficit		$ (304,630)		¥ (1,753,787)			¥ (2,094,482)
Selling and marketing expense	[1]	$ 106,353	¥ 731,233	¥ 657,065	¥ 464,890
ASU 2014-09
Recently issued accounting pronouncements
Accumulated deficit								¥ (75,999)
Selling and marketing expense			¥ (61,667)
Restatement | ASU 2016-02
Recently issued accounting pronouncements
Right-of-use asset						¥ 55,849
Lease liability						¥ 54,195

[1]	Share-based compensation expenses were allocated to operating expenses as follows:Sales and marketing expenses (5,082) (4,612) (5,676) (826)Product development expenses (16,202) (9,039) (7,396) (1,076)General and administrative expenses (26,958) (21,418) (14,814) (2,155)